Stock-Based Compensation (Details) - USD ($)			1 Months Ended						3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 07, 2021	May 21, 2018	Jun. 15, 2020	Apr. 25, 2020	Oct. 30, 2019	May 18, 2019	Jul. 20, 2018	May 20, 2017	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 18, 2020	May 04, 2020
Stock-Based Compensation (Details) [Line Items]
Restricted stock awards, description													There were 14,723 and 5,506 unvested restricted stock awards issued totaling $83,888 and $50,000 based on a fair value of the Company’s common stock on the date of grant, as of June 30, 2021 and December 31, 2020, respectively. During the three months ended June 30, 2021 and 2020, there were 15,000 and 3,160 restricted stock awards granted during the period, respectively, and 20,225 of restricted stock awards forfeited during the three months ended June 30, 2020. The Company recognized $4,688 and $156,250 of stock based compensation for vested restricted shares during the three months ended June 30, 2021 and June 30, 2020, respectively. In addition, during the six months ended June 30, 2021 and 2020, there were 15,000 and 6,952 restricted stock awards granted during the period, respectively, and 20,225 of restricted stock awards forfeited during the six months ended June 30, 2020. The Company recognized $34,629 and $156,250 of stock based compensation for vested restricted shares during the six months ended June 30, 2021 and June 30, 2020, respectively.		there were 5,056 unvested restricted stock awards issued totaling $50,000 of unearned deferred stock based compensation, based on a fair value of stock of $9.89 per share. In addition, during the year ended December 31, 2020, there were 6,952 restricted stock awards granted and 20,225 of restricted stock awards forfeited during the period. Also, during the year ended December 31, 2020, there were 15,800 restricted stock awards that vested resulting in $156,250 in stock-based compensation expense during the year. As of December 31, 2019, there were 34,130 restricted stock awards issued and unvested totaling $337,500 of unearned deferred stock based compensation, based on a fair value of stock of $9.89 per share.
Aggregate number of share issued (in Shares)															303,382
Expiration percentage															6.00%			1.00%
Stock options to purchase common shares (in Shares)		5,056		20,225
Number of stock option based value		$ 25,000
Stock-based compensation exercisable percentage		100.00%		100.00%
Fair market value of common stock percentage		100.00%		100.00%
Additional shares of common stock (in Shares)		3,033		3,033
Share based compensation expense															$ 1,473,642	$ 678,146
Weighted-average grant-date fair value of stock options (in Dollars per share)													$ 3.09		$ 5.66	$ 5.21
Stock based compensation unrecognized costs									$ 665,560				$ 665,560		$ 547,693
Weighted average term													2 years 2 months 26 days		6 months
Stock based nonqualified stock options (in Shares)			40,450		5,056	10,112	5,056
Stock based granted in exchange for the forfeiture			$ 20,225
Unvested restricted stock award (in Shares)			15,169
Stock based options vested (in Shares)																	10,112
Stock-based compensation within research and development expense									$ 18,433		$ 0				$ 90,050
Shares of common stock outstanding, percentage									6.00%				6.00%
Stock option exercise price (in Dollars per share)
Stock-based compensation									$ 321,427	$ 369,884	571,691	$ 130,990			$ 1,473,642	$ 678,146
Stock-based compensation within general and administrative expense									$ 302,993		$ 571,691		$ 672,877	$ 702,681
Share based compensation expense													691,310	702,681
Stock-based compensation within research and development expense													$ 18,433	$ 0
Stock Option [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options to purchase common shares (in Shares)		2,022		2,022
Initial Issuance Under Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Aggregate number of share issued (in Shares)								303,382
Black-Scholes Option Pricing Model [Member]
Stock-Based Compensation (Details) [Line Items]
Number of stock option based value				$ 25,000
Board [Member]
Stock-Based Compensation (Details) [Line Items]
Awards of options to purchase shares of common stock (in Shares)	197,500
Stock option exercise price (in Dollars per share)	$ 4.62
Grant date fair value of options	$ 612,050
Non-Employee Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Awards of options to purchase shares of common stock (in Shares)	52,922
Stock option exercise price (in Dollars per share)	$ 4.62
Grant date fair value of options	$ 162,156